================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      5/11/00
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               32
                                            ---------------------------
Form 13F Information Table Value Total:     $       353,380
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2000

                                                                                    ITEM 5:
                                       ITEM 2:       ITEM 3:       ITEM 4:          Shares or
             ITEM 1:                  Title of       Cusip           Fair           Principal
          Name of Issuer               Class         Number       Market Value       Amount
-----------------------------------------------------------------------------------------------
AMEX DIAMONDS                      COMMON STOCK     252787106      32,579,544        297,700
ASSOCIATES FIRST CAP               COMMON STOCK     046008108       3,888,113        181,900
BANK OF AMERICA                    COMMON STOCK     060505104      17,346,325    330,800 PUT
BARRICK GOLD                       COMMON STOCK     067901108       2,594,713   165,400 CALL
BERKSHIRE HATHAWAY CL B            COMMON STOCK     084670207      11,466,000          6,300
C CUBE MICROSYSTEMS                COMMON STOCK     125015107      17,627,906        242,100
CABLEVISION SYSTEMS                COMMON STOCK     12686C109      13,480,425        221,900
CENDENT                            COMMON STOCK     151313103      10,095,450        545,700
CONSECO                            COMMON STOCK     208464107       7,642,538    668,200 PUT
EASTMAN KODAK                      COMMON STOCK     277461109       9,667,625        178,000
EXXON MOBIL CORP.                  COMMON STOCK     30231G102      20,807,063        267,400
GENERAL MOTORS                     COMMON STOCK     370442105      12,314,219        148,700
HARCOURT GENERAL                   COMMON STOCK     41163G101       4,928,175        132,300
IBM                                COMMON STOCK     459200101       7,836,425     66,200 PUT
LIBERTY DIGITAL INC.               COMMON STOCK     530436104       5,147,450        133,700
LIBERTY MEDIA CORP.                COMMON STOCK     001957208      45,004,664        758,772
LIBERTY MEDIA CORP.                COMMON STOCK     001957208      20,759,375    350,000 PUT
LORAL SPACE & COMM                 COMMON STOCK     G56462107       3,315,938        327,500
LUCENT                             COMMON STOCK     549463107       3,069,000     49,500 PUT
MEDIAONE GROUP                     COMMON STOCK     58440J104      18,702,900        230,900
MERRILL LYNCH                      COMMON STOCK     590188108       7,615,325         72,700
NEWS CORP.LTD.SP.ADR PFD.          SP ADR PFD       652487802       3,161,050    66,200 CALL
NEWS CORP.LTD.SP.ADR PFD.          SP ADR PFD       652487802      40,444,250        847,000
ON COMMAND                         COMMON STOCK     682160106         291,000         19,400
PACIFIC GATEWAY                    COMMON STOCK     694327107         734,375     50,000 PUT
PFIZER                             COMMON STOCK     717081103       5,597,719        153,100
PROVIDENT FINANCIAL                COMMON STOCK     74406A102       8,298,675         95,800
SBC CORP                           COMMON STOCK     78387G103         421,250    10,000 CALL
STARWOOD LODGING                   COMMON STOCK     85590A203       3,661,650        142,200
TCI SATELLITE CL A                 COMMON STOCK     872298104       1,321,538         69,100
UNITED HEALTHCARE                  COMMON STOCK     91324P102       3,947,175     66,200 PUT
XL CAPITAL LTD                     COMMON STOCK     G98255105       9,612,103        173,582

Table continued...

                                                 ITEM 6:                                                    ITEM 8:
                                          INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                               (b) Shares                     ITEM 7:
             ITEM 1:                           as Defined     (c) Shared     Managers
          Name of Issuer        (a) Sole       in Instr. V        Other      See Intr. V   (a) Sole       (b) Shared       (c) None
-----------------------------------------------------------------------------------------------------------------------------------
AMEX DIAMONDS                       X                                                          X
ASSOCIATES FIRST CAP                X                                                          X
BANK OF AMERICA                     X                                                          X
BARRICK GOLD                        X                                                          X
BERKSHIRE HATHAWAY CL B             X                                                          X
C CUBE MICROSYSTEMS                 X                                                          X
CABLEVISION SYSTEMS                 X                                                          X
CENDENT                             X                                                          X
CONSECO                             X                                                          X
EASTMAN KODAK                       X                                                          X
EXXON MOBIL CORP.                   X                                                          X
GENERAL MOTORS                      X                                                          X
HARCOURT GENERAL                    X                                                          X
IBM                                 X                                                          X
LIBERTY DIGITAL INC.                X                                                          X
LIBERTY MEDIA CORP.                 X                                                          X
LIBERTY MEDIA CORP.                 X                                                          X
LORAL SPACE & COMM                  X                                                          X
LUCENT                              X                                                          X
MEDIAONE GROUP                      X                                                          X
MERRILL LYNCH                       X                                                          X
NEWS CORP.LTD.SP.ADR PFD.           X                                                          X
NEWS CORP.LTD.SP.ADR PFD.           X                                                          X
ON COMMAND                          X                                                          X
PACIFIC GATEWAY                     X                                                          X
PFIZER                              X                                                          X
PROVIDENT FINANCIAL                 X                                                          X
SBC CORP                            X                                                          X
STARWOOD LODGING                    X                                                          X
TCI SATELLITE CL A                  X                                                          X
UNITED HEALTHCARE                   X                                                          X
XL CAPITAL LTD                      X                                                          X